Warrants (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Warrants (Details) [Line Items]
Warrant to purchase period	5 years	5 years
Shares issued (in Shares)	105,000
Exercise price per share (in Dollars per share)	$ 5
Warrant liability	$ 198,209
Expected dividend	0.00%
Black-Scholes option pricing model	$ 489,806
Exercisable price per share (in Dollars per share)	$ 1
Class B Ordinary Shares [Member]
Warrants (Details) [Line Items]
Shares issued (in Shares)		105,350
Bottom of range [member]
Warrants (Details) [Line Items]
Option pricing model		$ 34,383
Top of range [member]
Warrants (Details) [Line Items]
Option pricing model		$ 163,826
Warrants [member]
Warrants (Details) [Line Items]
Expected dividend	0.00%